Description of Business	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Five Prime Therapeutics, Inc. (we, us, our, or the Company) is a clinical-stage biotechnology company focused on discovering and developing novel protein therapeutics. Protein therapeutics are antibodies or drugs developed from extracellular proteins or protein fragments that block disease processes, including cancer and inflammatory diseases. We were incorporated in December 2001 in Delaware. Our operations are based in South San Francisco, California and we operate in one segment.

Unaudited Interim Financial Information

The accompanying financial information as of September 30, 2013 is unaudited. The Condensed Financial Statements included in this report reflect all adjustments (consisting only of normal recurring adjustments) that our management considers necessary for the fair statement of the results of operations for the interim periods covered and of the financial condition of the Company at the date of the interim balance sheet. The December 31, 2012 Condensed Balance Sheet was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles in the United States of America, or GAAP. The results for interim periods are not necessarily indicative of the results for the entire year or any other interim period. The accompanying Condensed Financial Statements and related financial information should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2012 included in the Company’s prospectus filed pursuant to Rule 424(b)(4) on September 18, 2013 with the U.S. Securities and Exchange Commission.

Initial Public Offering

In September 2013, we completed our initial public offering of shares of our common stock, or IPO, pursuant to which we issued 5,520,000 shares of common stock, which includes shares we issued pursuant to our underwriters’ exercise of their over-allotment option, and received net proceeds of $63.9 million, after underwriting discounts, commissions and estimated offering expenses. In addition, in connection with the completion of our IPO, all convertible preferred stock converted into common stock.